Accrued Expenses and Other Current Liabilities - Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Vendor-related accruals	$ 540	$ 1,324
Accrued wages	762	712
Accrued interest	402	197
Accrued income and other taxes	43	25
Other	0	55
Accrued expenses	$ 1,747	$ 2,313